Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance
Under new Item 402(v) of Regulation S-K, we must disclose pay-versus performance information for the most recently completed three fiscal years. The following table sets forth the required pay versus performance disclosures in the form of the “total compensation” as reported in the Company’s Summary Compensation Table” for the principal executive officer (“PEO”) and as an average for the other named executive officers.
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Total from Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based on:		Net Income ($)	Company- Selected Measure(4)
					Total Stockholder Return ($)(2)	Peer Group Total Stockholder Return ($)(3)
2022	$2,053,876	$267,187	$978,537	$354,454	$472	$104	$52	$294
2021	$2,097,289	$4,604,349	$1,079,074	$2,812,351	$725	$109	$175	$298
2020	$2,139,517	$4,991,181	$1,151,585	$2,430,721	$336	$106	$54	$247

(1)
To calculate “compensation actually paid” for our CEO and other NEOs, the set out below adjustments were made to Summary Compensation Table total pay.

(2)
Total stockholder return as calculated based on a fixed investment of one hundred dollars measured from the market close on December 31, 2019 (the last trading day of 2019) through and including the end of the fiscal year for each year reported in the table.

(3)
Our peer group used for the total stockholder return calculation is the S&P Aerospace & Defense Select industry index.

(4)
Our Company-selected measure, which is the measure we believe represents the most important financial performance measure not otherwise presented in the table above that we use to link compensation actually paid to our named executive officers for 2022 to our Company’s performance is revenue.

	2020		2021		2022
Adjustments	PEO	Avg. Other NEOs	PEO	Avg. Other NEOs	PEO	Avg. Other NEOs
Deduction for amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for applicable FY	$(285,941)	$(67,837)	$(250,017)	$(59,318)	$(249,987)	$(80,484)
Increase in fair value of awards granted during applicable FY that remain unvested as of applicable FY end, determined as of applicable FY end	$1,209,201	$286,873	$338,449	$80,299	$240,937	$77,570
Change in fair value of awards granted during prior FY that were outstanding and unvested as of applicable FY end, determined based on change in fair value from prior FY end to applicable FY end	$1,928,404	$1,222,003	$2,547,584	$1,267,891	$(1,136,420)	$(356,017)
Change in fair value of awards granted during prior FY that vested during applicable FY, determined based on change in fair value from prior FY end to vesting date	$—	$—	$(128,956)	$444,406	$(641,219)	$(265,152)
Reduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT for applicable FY	N/A	$(161,902)	N/A	N/A	N/A	N/A
Increase for Service Cost and, if applicable, Prior Service Cost for pension plans	N/A	$—	N/A	N/A	N/A	N/A
Total adjustments	$2,851,664	$1,279,136	$2,507,060	$1,733,277	$(1,786,689)	$(624,083)

Company Selected Measure Name	revenue
Peer Group Issuers, Footnote [Text Block]	(3) Our peer group used for the total stockholder return calculation is the S&P Aerospace & Defense Select industry index.
PEO Total Compensation Amount	$ 2,053,876	$ 2,097,289	$ 2,139,517
PEO Actually Paid Compensation Amount	$ 267,187	4,604,349	4,991,181
Adjustment To PEO Compensation, Footnote [Text Block]
(1)
To calculate “compensation actually paid” for our CEO and other NEOs, the set out below adjustments were made to Summary Compensation Table total pay
	2020		2021		2022
Adjustments	PEO	Avg. Other NEOs	PEO	Avg. Other NEOs	PEO	Avg. Other NEOs
Deduction for amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for applicable FY	$(285,941)	$(67,837)	$(250,017)	$(59,318)	$(249,987)	$(80,484)
Increase in fair value of awards granted during applicable FY that remain unvested as of applicable FY end, determined as of applicable FY end	$1,209,201	$286,873	$338,449	$80,299	$240,937	$77,570
Change in fair value of awards granted during prior FY that were outstanding and unvested as of applicable FY end, determined based on change in fair value from prior FY end to applicable FY end	$1,928,404	$1,222,003	$2,547,584	$1,267,891	$(1,136,420)	$(356,017)
Change in fair value of awards granted during prior FY that vested during applicable FY, determined based on change in fair value from prior FY end to vesting date	$—	$—	$(128,956)	$444,406	$(641,219)	$(265,152)
Reduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT for applicable FY	N/A	$(161,902)	N/A	N/A	N/A	N/A
Increase for Service Cost and, if applicable, Prior Service Cost for pension plans	N/A	$—	N/A	N/A	N/A	N/A
Total adjustments	$2,851,664	$1,279,136	$2,507,060	$1,733,277	$(1,786,689)	$(624,083)

Non-PEO NEO Average Total Compensation Amount	$ 978,537	1,079,074	1,151,585
Non-PEO NEO Average Compensation Actually Paid Amount	$ 354,454	2,812,351	2,430,721
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(1)
To calculate “compensation actually paid” for our CEO and other NEOs, the set out below adjustments were made to Summary Compensation Table total pay
	2020		2021		2022
Adjustments	PEO	Avg. Other NEOs	PEO	Avg. Other NEOs	PEO	Avg. Other NEOs
Deduction for amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for applicable FY	$(285,941)	$(67,837)	$(250,017)	$(59,318)	$(249,987)	$(80,484)
Increase in fair value of awards granted during applicable FY that remain unvested as of applicable FY end, determined as of applicable FY end	$1,209,201	$286,873	$338,449	$80,299	$240,937	$77,570
Change in fair value of awards granted during prior FY that were outstanding and unvested as of applicable FY end, determined based on change in fair value from prior FY end to applicable FY end	$1,928,404	$1,222,003	$2,547,584	$1,267,891	$(1,136,420)	$(356,017)
Change in fair value of awards granted during prior FY that vested during applicable FY, determined based on change in fair value from prior FY end to vesting date	$—	$—	$(128,956)	$444,406	$(641,219)	$(265,152)
Reduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT for applicable FY	N/A	$(161,902)	N/A	N/A	N/A	N/A
Increase for Service Cost and, if applicable, Prior Service Cost for pension plans	N/A	$—	N/A	N/A	N/A	N/A
Total adjustments	$2,851,664	$1,279,136	$2,507,060	$1,733,277	$(1,786,689)	$(624,083)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Tabular List of Company Performance Measures
The following lists measures that we believe are most important in linking compensation actually paid to Company performance during 2022.
•
Revenue

•
Gross margin

•
Cash balance

Total Shareholder Return Amount	$ 472	725	336
Peer Group Total Shareholder Return Amount	104	109	106
Net Income (Loss)	$ 52	$ 175	$ 54
Company Selected Measure Amount	294	298	247
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Non-GAAP Measure Description [Text Block]
(4)
Our Company-selected measure, which is the measure we believe represents the most important financial performance measure not otherwise presented in the table above that we use to link compensation actually paid to our named executive officers for 2022 to our Company’s performance is revenue.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Gross margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Cash balance
PEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (249,987)	$ (250,017)	$ (285,941)
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	240,937	338,449	1,209,201
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,136,420)	2,547,584	1,928,404
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(641,219)	(128,956)
PEO [Member] | Total adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,786,689)	2,507,060	2,851,664
Non-PEO NEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(80,484)	(59,318)	(67,837)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	77,570	80,299	286,873
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(356,017)	1,267,891	1,222,003
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(265,152)	444,406
Non-PEO NEO [Member] | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(161,902)
Non-PEO NEO [Member] | Total adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (624,083)	$ 1,733,277	$ 1,279,136